Contract Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023
Contract Liabilities [Abstract]
Total contract liabilities	$ 1,672,051	$ 988,556
Recognized revenue amount	$ 1,672,051